Prepaids and Other Assets (Tables)	3 Months Ended
Mar. 31, 2020
Prepaids and Other Assets
Schedule of prepaids and other assets

The following table provides the components of prepaids and other assets (in thousands):

	March 31,	December 31,
	2020	2019
Prepaids and other
Prepaids	$3,592	$2,109
Deposits	539	539
Total	$4,131	$2,648
Other assets, non-current
Deferred future financing costs	$7,311	$5,083
Royalty - advance payment	240	120
Total	$7,551	$5,203